ACCRUED EXPENSESAND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued expenses

	March 31, 2023	December 31, 2022
Customer prepayments	$202,000	$276,000
Accrued legal contingencies	681,000	681,000
Dividends payable	1,139,000	639,000
Warranty liability, current	16,000	17,000
Other accrued liabilities	89,000	103,000
Accrued payroll and payroll taxes	239,000	255,000
Total other current liabilities	$2,366,000	$1,971,000

	December 31,
	2022	2021
Customer prepayments	$276,000	$259,000
Accrued legal liabilities	681,000	-
Dividends payable	639,000	-
Other accrued liabilities	120,000	46,000
Accrued payroll and payroll taxes	255,000	214,000
Total other current liabilities	$1,971,000	$519,000